Average Annual Total Returns{- Fidelity® International Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity® International Enhanced Index Fund	Fidelity International Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity International Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity International Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	18.27%	5.88%	6.01%	17.63%	5.46%	5.65%	11.58%	4.69%	4.96%	22.29%	5.88%	5.67%